Accounting for Derivative Instruments and Hedging Activities - Narrative (Details)	Dec. 31, 2018 USD ($)	May 15, 2018 USD ($)	May 15, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Jan. 01, 2015 USD ($)	Nov. 28, 2014 USD ($)	Nov. 28, 2014 EUR (€)	Jul. 25, 2014 USD ($)	Jul. 25, 2014 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Accumulated other comprehensive income/(loss)	$ (19,628,000)			$ (5,320,000)
Designated as Hedging Instrument | Cash Flow Hedge | Euro Interest Rate Cap, Start Date 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €							€ 375,000,000
Derivative amount of hedged item | €									€ 399,000,000
Designated as Hedging Instrument | Cash Flow Hedge | USD Interest Rate Cap, Start Date 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount						$ 350,000,000
Derivative amount of hedged item								$ 358,000,000
Designated as Hedging Instrument | Cash Flow Hedge | Cross Currency Interest Rate Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 235,000,000	€ 235,000,000
Designated as Hedging Instrument | Cash Flow Hedge | Three Month EURIBOR | Euro Interest Rate Cap, Start Date 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate						1.00%	1.00%
Designated as Hedging Instrument | Cash Flow Hedge | Three Month USD LIBOR | USD Interest Rate Cap, Start Date 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate						2.50%	2.50%
Designated as Hedging Instrument | Net Investment Hedging | Currency Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount					$ 180,000,000
Accumulated other comprehensive income/(loss)	$ (2,200,000)